Financial Instruments and Derivatives - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Letter of credit amount outstanding	$ 10.4	$ 6.5
Cash	8.8	56.9	$ 15.3
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Undrawn borrowing facilities	2,610.0
Letter of credit amount outstanding	10.4
Cash	8.8
Accounts payable and accrued liabilities	311.6	479.4
Derivative liabilities	31.6
Senior guaranteed notes	1,862.0	2,096.6
Bank credit facilities	426.1	956.7
Liquidity risk | 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	311.6	479.4
Derivative liabilities	30.3
Senior guaranteed notes	251.9	234.6
Bank credit facilities	13.1	39.9
Liquidity risk | 2 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Derivative liabilities	1.3
Senior guaranteed notes	767.0	532.3
Bank credit facilities	413.0	916.8
Liquidity risk | 4 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Derivative liabilities	0.0
Senior guaranteed notes	816.2	829.2
Bank credit facilities	0.0	0.0
Liquidity risk | More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Derivative liabilities	0.0
Senior guaranteed notes	26.9	500.5
Bank credit facilities	$ 0.0	$ 0.0